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                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 9, 2001

THE HARTFORD MUTUAL FUNDS                         CLASS A, B AND C SHARES


THIS SUPPLEMENT UPDATES THE HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS, DATED APRIL 30, 2001, AND IS IN ADDITION TO THE SUPPLEMENT DATED OCTOBER 1, 2001.

THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS, INC. PROSPECTUS, DATED OCTOBER 1, 2001.

Please read the information below carefully. You should attach this supplement to the appropriate prospectus.

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          Changes in the Investment Strategy of The Hartford Value Fund
          -------------------------------------------------------------

The following replaces the information in the first paragraph under the heading "Investment Strategy" on page 16 of The Hartford Domestic Equity Funds prospectus and on page 38 of The Hartford Mutual Funds, Inc. prospectus.

     INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations of at least $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.
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                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 9, 2001

THE HARTFORD MUTUAL FUNDS                                         CLASS Y SHARES

THIS SUPPLEMENT UPDATES THE PROSPECTUS DATED APRIL 30, 2001, AND IS IN ADDITION TO THE SUPPLEMENT DATED OCTOBER 1, 2001.

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          Changes in the Investment Strategy of The Hartford Value Fund
          -------------------------------------------------------------

The following replaces the information in the first paragraph under the heading "Investment Strategy" on page 22 of the prospectus.

     INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations of at least $3 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.